Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	OPPENHEIMER INTEGRITY FUNDS
Prospectus Date	rr_ProspectusDate	Jan. 16, 2018
Document Creation Date	dei_DocumentCreationDate	Jan. 17, 2018